Huber Small Cap Value Fund
Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 95.3%	Shares	Value
Asset Management - 2.0%
Virtus Investment Partners, Inc.	8,081	$1,562,138

Automotive - 2.6%
Goodyear Tire & Rubber Co. (a)	120,000	1,233,600
Miller Industries, Inc.	19,091	777,958
		2,011,558

Banking - 21.1%
C&F Financial Corp.	39,394	2,515,307
Carter Bankshares, Inc. (a)	134,813	2,343,050
First Citizens BancShares, Inc. - Class A	683	1,362,421
First Horizon Corp.	131,679	2,871,919
First Northwest Bancorp	52,383	400,730
First United Corp.	78,008	2,564,123
Northrim BanCorp, Inc.	34,052	2,844,364
Old National Bancorp/IN	26,029	549,472
South State Corp.	9,241	870,225
		16,321,611

Biotech & Pharmaceuticals - 2.5%
Cipher Pharmaceuticals, Inc. (a)	224,700	1,954,125

Chemicals - 2.1%
Innospec, Inc.	10,440	834,156
Olin Corp.	42,200	799,268
		1,633,424

Commercial Support Services - 1.4%
H&R Block, Inc.	20,100	1,092,234

Consumer Services - 5.0%
Upbound Group, Inc.	188,024	3,879,875

Entertainment - 3.0%
Lionsgate Studios Corp. (a)	241,106	1,427,348
Starz Entertainment Corp. (a)	63,944	930,385
		2,357,733

Food - 3.4%
Herbalife Ltd. (a)	284,400	2,616,480

Health Care Facilities & Services - 1.2%
Medical Facilities Corp.	2,900	30,641
Tenet Healthcare Corp. (a)	5,801	935,585
		966,226

Healthcare-Products - 2.6%
Utah Medical Products, Inc.	36,525	2,030,790

Home Construction - 0.4%
Taylor Morrison Home Corp. (a)	5,000	296,400

Insurance - 3.2%
CNO Financial Group, Inc.	67,244	2,477,269

Internet - 1.6%
F5 Networks, Inc. (a)	4,000	1,253,680

Internet Media & Services - 3.1%
Lyft, Inc. - Class A (a)	169,100	2,377,546

Leisure Facilities & Services - 1.9%
Boston Pizza Royalties Income Fund	101,654	1,432,077

Oil & Gas Producers - 14.2%
Golar LNG Ltd.	181,238	7,459,756
Gulfport Energy Corp. (a)	800	139,304
W&T Offshore, Inc.	1,897,122	3,357,906
		10,956,966

Oil & Gas Services & Equipment - 3.7%
TETRA Technologies, Inc. (a)	690,298	2,830,222

Packaging & Containers - 4.3%
O-I Glass, Inc. (a)	254,112	3,305,997

Software - 1.6%
Weave Communications, Inc. (a)	167,203	1,220,582

Specialty Finance - 4.1%
Enova International, Inc. (a)	30,702	3,210,201

Technology Hardware - 1.1%
Xperi, Inc. (a)	143,447	863,551

Technology Services - 7.5%
KBR, Inc.	88,675	4,144,669
Science Applications International Corp.	15,110	1,684,463
		5,829,132

Transportation Equipment - 1.7%
Commercial Vehicle Group, Inc. (a)	794,752	1,343,131
TOTAL COMMON STOCKS (Cost $43,145,348)		73,822,948

REAL ESTATE INVESTMENT TRUSTS - COMMON - 3.3%	Shares	Value
REITS - 3.3%
Granite Real Estate Investment Trust	16,937	893,935
Sila Realty Trust, Inc.	66,488	1,624,966
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $2,208,600)		2,518,901

SHORT-TERM INVESTMENTS - 2.4%	Shares	Value
Money Market Funds - 2.4%
First American Government Obligations Fund - Class X, 4.23% (b)	933,386	933,386
First American Treasury Obligations Fund - Class X, 4.26% (b)	933,385	933,385
TOTAL SHORT-TERM INVESTMENTS (Cost $1,866,771)		1,866,771

TOTAL INVESTMENTS - 101.0% (Cost $47,220,719)		78,208,620
Liabilities in Excess of Other Assets - (1.0)%		(766,059)
TOTAL NET ASSETS - 100.0%		$77,442,561
two		–%
Percentages are stated as a percent of net assets.		–%

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Huber Small Cap Value Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$73,822,948	$–	$–	$73,822,948
Real Estate Investment Trusts - Common	2,518,901	–	–	2,518,901
Money Market Funds	1,866,771	–	–	1,866,771
Total Investments	$78,208,620	$–	$–	$78,208,620